Reserves	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Reserves
RESERVES
Short Duration Contracts
The Company's short duration contracts are mainly comprised of disposed and runoff business. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.
Disposed and Runoff Short Duration Insurance Lines
Disposed business includes certain medical policies no longer offered and AEB policies disposed of via reinsurance. Reserves for previously disposed business are included in the Company’s reserves in accordance with the insurance guidelines. The Company maintains an offsetting reinsurance recoverable related to the AEB reserves. See Note 8 for further information.
Long Duration Contracts
The Company's long duration contracts are primarily comprised of preneed life insurance and annuity policies, life insurance policies (no longer offered), and AEB, FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.
Disposed and Runoff Long Duration Insurance Lines
The Company’s universal life and annuity products are no longer offered and are in runoff. Reserves have been established based on the following assumptions. Interest rates credited on annuities were at guaranteed rates, ranging from 3.5% to 4.0%, except for a limited number of policies with guaranteed crediting rates of 4.5%. All annuity policies are past the surrender charge period. Crediting interest rates on universal life fund are at guaranteed rates of 4.0% to 4.1%. Universal life funds are subject to surrender charges that vary by product, age, sex, year of issue, risk class, face amount and grade to zero over a period not longer than 20 years.
Reserves for previously disposed AEB, FFG and LTC businesses are included in the Company’s reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 8 for further information.
Preneed Business — no longer offered
Interest and discount rates for preneed life insurance vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2017 and 2016 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in 2017 and 2016.
Interest and discount rates for traditional life insurance vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2017 and 2016 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in 2017 and 2016.
Mortality assumptions are based upon pricing assumptions and modified to allow for provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.
Future policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2017 and 2016. Some policies have future policy benefit increases that are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2017 and 2016 with the exception of most policies issued in 2005 through 2007 where the assumption was 2.3%.
The reserves for preneed annuities are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 1.0% to 5.5% in 2017 and 2016. Withdrawal charges, if any, can range from 7.0% to 0.0% and grade to zero over a period of seven years.
Reserve Roll Forward
The following table provides a roll forward of the Company's beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and is comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company's actual losses incurred may be more or less than the Company's previously developed estimates, which is referred to as either unfavorable or favorable development.

	Years Ended December 31,
	2017	2016	2015
Claims and benefits payable, at beginning of year	$1,412.9	$1,719.9	$1,717.9
Less: Reinsurance ceded and other	(1,401.8)	(384.3)	(344.7)
Net claims and benefits payable, at beginning of year	11.1	1,335.6	1,373.2
Incurred losses and loss adjustment expenses related to:
Current year	32.0	181.6	721.0
Prior year's interest	—	9.4	56.7
Prior years	(0.1)	(40.4)	(35.0)
Total incurred losses and loss adjustment expenses	31.9	150.6	742.7
Paid losses and loss adjustment expenses related to:
Current year	29.0	177.2	444.6
Prior years	3.0	1,297.9	335.7
Total paid losses and loss adjustment expenses	32.0	1,475.1	780.3
Net claims and benefits payable, at end of year	11.0	11.1	1,335.6
Plus: Reinsurance ceded and other	1,255.1	1,401.8	384.3
Claims and benefits payable, at end of year	$1,266.1	$1,412.9	$1,719.9
The Company experienced net favorable development in all three years. The favorable development in 2017 was $0.1 million. The discontinued Assurant Health and AEB businesses had a substantial contribution to the overall favorable development in 2016 and 2015. Combined, the favorable development for Assurant Health and AEB was $39.9 million and $35.0 million in 2016 and 2015, respectively. For Assurant Health, the favorable development in all years was attributed to lower medical provider utilization and lower medical inflation than assumed in the Company’s prior-year pricing and reserving processes. For AEB, the favorable development in all years was attributed to lower mortality rates and higher claim recovery rates than assumed in the Company’s prior year reserving processes.